                                   Law Offices
                               Morse & Morse, PLLC
                        1400 Old Country Road, Suite 302
                            Westbury, New York 11590




                                 April 14, 2005



Securities & Exchange Commission
Washington, DC

Re:      TNR Technical, Inc.

Gentlemen:

         Our above captioned client has today filed electronically an Amendment to its Form 10-K in response to the staff's open comments. We amended controls and procedures (Item 9(a)), the certifications and the signature page.

                                               Very truly yours,

                                               Morse & Morse PLLC


                                               Steven Morse, Managing Member